Long-Term Debt- Schedule of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2021 (remaining nine months)	$ 3,000
Year one	6,887	$ 63,835
Year two	400	6,886
Year three		400
Year four		0
After year three	0
After year four		0
Total	10,287	71,121
Term Loan [Member]
Debt Instrument [Line Items]
2021 (remaining nine months)	900
Year one	1,200	1,200
Year two	400	1,200
Year three		400
Year four		0
After year three	0
After year four		0
Total	2,500	2,800
Equipment Advances [Member]
Debt Instrument [Line Items]
2021 (remaining nine months)	2,100
Year one	837	2,800
Year two		836
Year four		0
After year three	0
After year four		0
Total	2,937	3,636
Paycheck Protection Program [Member]
Debt Instrument [Line Items]
Year one	4,850
Year two		4,850
Year four		0
After year three	0
After year four		0
Total	4,850	4,850
Convertible Notes [Member]
Debt Instrument [Line Items]
Year one		59,835
Year four		0
After year three	$ 0
After year four		0
Total		$ 59,835